Condensed Consolidated Interim Statements of Loss and Other Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue (Note 12)	$ 1,414	$ 4,262
Expenses:
Operating costs (Note 13(a))	3,782	5,150
Depreciation of property and equipment (Note 4)	221	174
Amortization of intangible assets (Note 5)	92	56
Depreciation of right of use assets (Note 6)	83	87
Expenses	4,178	5,467
Operating loss	(2,764)	(1,205)
Gain on derecognition of right of use assets		27
Financing costs (Note 13(b))	(37)	(28)
Financing income	138
Loss on foreign currency	(369)	(6)
Loss before income taxes	(3,032)	(1,212)
Net loss for the period	(3,032)	(1,212)
Other comprehensive income (loss):
Foreign currency	55	(26)
Comprehensive loss for the period	$ (2,977)	$ (1,238)
Basic loss per share	$ (0.04)	$ (0.02)
Diluted loss per share	$ (0.04)	$ (0.02)
Weighted average number of Class A common shares - basic	72,488,775	55,969,624
Weighted average number of Class A common shares - diluted	72,488,775	55,969,624